MOVEMENT IN PROPERTY, PLANT AND EQUIPMENT AND RIGHT-OF-USE ASSETS (Details Narrative) - HKD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Notes and other explanatory information [abstract]
Acquisition of property, plant and equipment	$ 29,577	$ 6,898
Depreciation of property, plant and equipment	1,735,350	1,739,925
New lease of office	0
Depreciation of property, plant and equipment on right-of-use assets	$ 113,008	$ 113,008